Long-term Debt - Reconciliation Long Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3,566.3		$ 1,441.5	$ 1,970.2
Long-term debt due within one year	380.0		538.7
Long-term debt due beyond one year	3,186.3		902.8
Revolving bank debt
Disclosure of detailed information about borrowings [line items]
Bank debt	1,932.9		0.0
Term Loan
Disclosure of detailed information about borrowings [line items]
Senior guaranteed notes	750.0		0.0
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Senior guaranteed notes	883.4		$ 1,441.5
Long-term debt due beyond one year	$ 105.0	$ 589.5